Financial Assets Pledged as Collateral	12 Months Ended
Dec. 31, 2022
Disclosure of financial assets pledged as collateral [abstract]
Financial Assets Pledged as Collateral

NOTE 12. FINANCIAL ASSETS PLEDGED AS COLLATERAL
The Financial Assets Pledged as Collateral valuated in accordance with their underlying asset for the years under analysis are detailed below:

	12.31.22	12.31.21
Deposits as Collateral	100,545,620	31,936,307
Special Accounts as Collateral—Argentine Central Bank	40,580,067	36,070,150
Forward Purchases of monetary regulatory instruments	11,137,483	630,222
Less: Allowances	(160,437)	—
Total	152,102,733	68,636,679
The restricted availability assets are detailed in Note 52.2.